FINANCE RECEIVABLES - Allowance for Credit Losses on Finance Receivables (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning balance	$ 5.5	$ 6.6	$ 6.3
Provision for credit losses	5.9	0.1	0.7
Charge offs	(0.4)	(1.1)	(0.4)
Recoveries	0.0	(0.1)	0.0
Ending balance	11.0	5.5	6.6
Commercial Loans
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning balance	4.0	5.7	5.9
Provision for credit losses	6.9	(0.5)	0.2
Charge offs	(0.4)	(1.1)	(0.4)
Recoveries	0.0	(0.1)	0.0
Ending balance	10.5	4.0	5.7
Sales-Type Leases
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning balance	1.5	0.9	0.4
Provision for credit losses	(1.0)	0.6	0.5
Charge offs	0.0	0.0	0.0
Recoveries	0.0	0.0	0.0
Ending balance	$ 0.5	$ 1.5	$ 0.9